Shareholder Report, Holdings (Details)	Oct. 31, 2024
Fidelity Government Money Market Fund - Capital Reserves Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Government Money Market Fund - Capital Reserves Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Fidelity Government Money Market Fund - Capital Reserves Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Government Money Market Fund - Capital Reserves Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	77.80%
Fidelity Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Money Market Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Fidelity Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Money Market Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Money Market Fund | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Money Market Fund | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Flex Government Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Fidelity Flex Government Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Flex Government Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Flex Government Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Government Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Flex Government Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Flex Government Money Market Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Flex Government Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Fidelity Flex Government Money Market Fund | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Fidelity Flex Government Money Market Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Government Money Market Fund - Class S | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Fidelity Government Money Market Fund - Class S | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Government Money Market Fund - Class S | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Government Money Market Fund - Class S | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Government Money Market Fund - Class S | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Government Money Market Fund - Class S | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Government Money Market Fund - Class S | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Fidelity Government Money Market Fund - Class S | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Government Money Market Fund - Class S | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Government Money Market Fund - Class K6 | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Fidelity Government Money Market Fund - Class K6 | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Government Money Market Fund - Class K6 | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Government Money Market Fund - Class K6 | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Government Money Market Fund - Class K6 | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Government Money Market Fund - Class K6 | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Government Money Market Fund - Class K6 | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Fidelity Government Money Market Fund - Class K6 | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Government Money Market Fund - Class K6 | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Series Treasury Bill Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Series Treasury Bill Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Series Treasury Bill Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Series Treasury Bill Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Treasury Only Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Treasury Only Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Fidelity Treasury Only Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Treasury Only Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Treasury Only Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Treasury Only Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Treasury Only Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Treasury Only Money Market Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Government Money Market Fund - Daily Money Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Fidelity Government Money Market Fund - Daily Money Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Government Money Market Fund - Daily Money Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Government Money Market Fund - Daily Money Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Government Money Market Fund - Daily Money Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Government Money Market Fund - Daily Money Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Government Money Market Fund - Daily Money Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Fidelity Government Money Market Fund - Daily Money Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Government Money Market Fund - Daily Money Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Government Money Market Fund - Class M | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Fidelity Government Money Market Fund - Class M | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Government Money Market Fund - Class M | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Government Money Market Fund - Class M | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Government Money Market Fund - Class M | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Government Money Market Fund - Class M | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Government Money Market Fund - Class M | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Fidelity Government Money Market Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Government Money Market Fund - Class M | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Government Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Fidelity Government Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Government Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Government Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Government Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Government Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Government Money Market Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Fidelity Government Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Government Money Market Fund | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Government Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Fidelity Government Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Government Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Government Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Government Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Government Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Government Money Market Fund - Premium Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Fidelity Government Money Market Fund - Premium Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Government Money Market Fund - Premium Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	77.80%
Fidelity Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Money Market Fund - Premium Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Fidelity Money Market Fund - Premium Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Money Market Fund - Premium Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Money Market Fund - Premium Class | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Money Market Fund - Premium Class | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%